Note 11 - Fair Value of Financial Instruments and Derivative Instruments - Changes in Fair Value of Level 3 Measurements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Closing balance	$ 66
Change in fair value of warrants due to expiry, included in the unaudited interim condensed consolidated statements of comprehensive (loss) / income	(66)
Closing balance	$ 0